STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Revenue
Operating expenses:
Research and development	$ 234,095	$ 196,179
General and administrative	133,289	223,434
Professional fees	2,015,898	949,319
Total operating expenses	2,383,282	1,368,932
Net operating loss	(2,383,282)	(1,368,932)
Other expense:
Interest expense	(198,889)	(41,582)
Total other expenses	(198,889)	(41,582)
Net loss	$ (2,582,171)	$ (1,410,514)
Weighted average number of common shares outstanding - basic and fully diluted	31,264,255	20,408,658
Net loss per share - basic and fully diluted	$ (0.08)	$ (0.07)